Document and Entity Information	12 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	KNOW LABS, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	To update financials.
Entity Central Index Key	0001074828
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false